Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended		28 Months Ended
	Feb. 27, 2013	Jun. 28, 2012	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jul. 31, 2013 Series B Convertible Preferred Stock	Feb. 27, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Jun. 30, 2012 Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Loan, maximum borrowing amount	$ 1,500,000			$ 10,000,000	$ 500,000	$ 10,000,000
Final payment of borrowing, presented as debt discount				1,050,000		1,050,000
Interest on final payment				10.50%
Principal and interest payment period commencing after period of interest only payments	30 months	36 months	24 months	36 months
Interest only payments period	6 months	15 months	2 months	12 months
Fixed interest on the advanced amount	4.00%	4.77%	4.04%	6.92%		6.92%
Loan amount advanced	500,000	500,000	500,000	11,000,000	500,000	11,500,000
Warrant to purchase stock, shares							16,667	16,667	8,334	8,334
Percentage of loan agreement up to a number of stock on which warrant to purchase common stock issued								5.00%
Warrants issued with debt financing recorded as debt discount				28,300	24,500	52,800
Interest expense due to amortization of the debt discount				$ 48,470	$ 4,330	$ 52,800